OTHER CURRENT ASSETS - Summary of other current assets (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Other Assets [Abstract]
Proceeds from sale of buildings		¥ 100,300
Allocated proceeds from court	¥ 95,002
Repurchased of equity interest from noncontrolling shareholders	¥ 9,600